Write-Downs of Long-Lived Assets (Tables)	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2025 and 2026, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	2025	2026
Investment in operating leases	¥7,230	¥69,685
Property under facility operations	15,217	31,883
Office facilities	3,558	4,291
Other assets	22	14,405
Other liabilities	221	18,414

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
During fiscal 2024, 2025 and 2026, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥1,724 million, ¥25,933 million and ¥16,242 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

Fiscal Year ended March 31, 2024	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Office buildings	¥0	—	¥641	2
Commercial facilities other than office buildings	0	—	547	4
Condominiums	0	1	30	22
Others*	134	—	372	—

Total	¥134	—	¥1,590	—

Fiscal Year ended March 31, 2025	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Condominiums	¥31	20	¥0	—
Others*	598	—	25,304	—

Total	¥629	—	¥25,304	—

Fiscal Year ended March 31, 2026	Write-downs of the assets held for sale		Write-downs due to decline in estimated future cash flows
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Commercial facilities other than office buildings	¥28	1	¥668	1
Condominiums	43	8	0	—
Others*	8,669	—	6,834	—

Total	¥8,740	—	¥7,502	—

*
For the “Others”, the numbers of properties are omitted. Write-downs of long-lived assets for fiscal 2025 include write-downs of property under facility operations held by certain subsidiaries, of which ¥20,030 million related to write-downs of two coal-biomass co-fired power plants.

Breakdowns of these amounts by segment are provided in Note 32 “Segment Information.”